Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,228,300)	$ (1,001,681)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	36,171	54,226
Amortization	214,216	237,214
Fair value of warrants granted for services		5,100
Interest and accretion back in connection with convertible loans	426,988	826,452
Stock based compensation	59,299	76,996
Professional service received in connection with issuance of ordinary shares	13,269	151,500
Change in operating assets and liabilities:
Change in restricted cash	(749)	(351)
Change in accounts receivable	78,046	26,678
Change in other current assets	(16,130)	(12,568)
Change in inventories	(64,249)	31,687
Change in trade payables	(36,059)	(142,220)
Change in employees and payroll accruals	71,480	4,645
Change in accrued expenses and other current liabilities	(237,963)	(91,431)
Change in fair value of warrants and capital note	(321,403)	(1,519,369)
Net cash used in operating activities	(1,362,578)	(1,353,122)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(10,941)	(6,485)
Net cash used in investing activities	(10,941)	(6,485)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans and related warrants	1,200,000	320,000
Proceeds from issuance of ordinary shares		567,615
Proceeds from stock options exercise		994
Increase in short term bank credit	53,748	74,610
Proceeds from short-term loans	14,024	145,898
Repayment of the promissory note principal		(25,510)
Repayment of short-term bank loan		(72,108)
Net cash provided by financing activities	1,267,772	1,011,499
Decrease in cash and cash equivalents	(105,747)	(348,108)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	144,948	450,305
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	39,201	102,197
SUPPLEMENTAL INFORMATION AND DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Conversion of convertible loans including interest to ordinary shares	72,966	45,227
Issuance of ordinary shares		$ 394,155